UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1. Schedule of Investments:

Putnam RetirementReady® Funds
The fund's portfolios
4/30/09 (Unaudited)

2050 Fund	Shares	Value

Asset Allocation Funds* 101.4%

Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	487,235	5,310,862
Putnam Asset Allocation: Growth Portfolio (Class Y)	143,133	1,252,410
Putnam Income Strategies Fund (Class Y)	--	--

Total Asset Allocation Funds (cost $6,004,480)		$6,563,272

Fixed Income Funds* 0.9%
Putnam Money Market Fund (Class A)	56,125	$56,125

Total Fixed Income Funds (cost $56,125)		$56,125

Total Investments (cost $6,060,605) (a)		$6,619,397

* Percentages indicated are based on net assets of $6,475,221

2045 Fund	Shares	Value

Asset Allocation Funds* 99.6%

Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	873,221	9,518,107
Putnam Asset Allocation: Growth Portfolio (Class Y)	416,848	3,647,421
Putnam Income Strategies Fund (Class Y)	--	--

Total Asset Allocation Funds (cost $12,059,874)		$13,165,528

Fixed Income Funds* 1.4%
Putnam Money Market Fund (Class A)	187,634	$187,634

Total Fixed Income Funds (cost $187,634)		$187,634

Total Investments (cost $12,247,508) (a)		$13,353,162

* Percentages indicated are based on net assets of $13,220,655

2040 Fund	Shares	Value

Asset Allocation Funds* 99.4%

Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	926,421	10,097,993
Putnam Asset Allocation: Growth Portfolio (Class Y)	984,056	8,610,492
Putnam Income Strategies Fund (Class Y)	--	--

Total Asset Allocation Funds (cost $17,141,228)		$18,708,485

Fixed Income Funds* 2.4%
Putnam Money Market Fund (Class A)	443,359	$443,359

Total Fixed Income Funds (cost $443,359)		$443,359

Total Investments (cost $17,584,587) (a)		$19,151,844

* Percentages indicated are based on net assets of $18,817,287

2035 Fund	Shares	Value

Asset Allocation Funds* 97.8%

Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	741,335	8,080,550
Putnam Asset Allocation: Growth Portfolio (Class Y)	2,215,029	19,381,507
Putnam Income Strategies Fund (Class Y)	--	--

Total Asset Allocation Funds (cost $25,165,093)		$27,462,057

Fixed Income Funds* 2.7%
Putnam Money Market Fund (Class A)	758,340	$758,340

Total Fixed Income Funds (cost $758,340)		$758,340

Total Investments (cost $25,923,433) (a)		$28,220,397

* Percentages indicated are based on net assets of $28,083,763

2030 Fund	Shares	Value

Asset Allocation Funds* 97.0%

Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	238,251	2,596,941
Putnam Asset Allocation: Growth Portfolio (Class Y)	3,626,606	31,732,804
Putnam Income Strategies Fund (Class Y)	--	--

Total Asset Allocation Funds (cost $31,479,045)		$34,329,745

Fixed Income Funds* 3.8%
Putnam Money Market Fund (Class A)	1,351,600	$1,351,600

Total Fixed Income Funds (cost $1,351,600)		$1,351,600

Total Investments (cost $32,830,645) (a)		$35,681,345

* Percentages indicated are based on net assets of $35,380,177

2025 Fund	Shares	Value

Asset Allocation Funds* 94.8%

Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,243,949	$10,038,668
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	3,420,861	29,932,534
Putnam Income Strategies Fund (Class Y)	--	--

Total Asset Allocation Funds (cost $36,890,857)		$39,971,202

Fixed Income Funds* 5.7%
Putnam Money Market Fund (Class A)	2,396,629	$2,396,629

Total Fixed Income Funds (cost $2,396,629)		$2,396,629

Total Investments (cost $39,287,486) (a)		$42,367,831

* Percentages indicated are based on net assets of $42,179,877

2020 Fund	Shares	Value

Asset Allocation Funds* 92.6%

Putnam Asset Allocation: Balanced Portfolio (Class Y)	3,716,560	$29,992,636
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	1,064,381	9,313,334
Putnam Income Strategies Fund (Class Y)	--	--

Total Asset Allocation Funds (cost $36,719,869)		$39,305,970

Fixed Income Funds* 8.2%
Putnam Money Market Fund (Class A)	3,491,114	$3,491,114

Total Fixed Income Funds (cost $3,491,114)		$3,491,114

Total Investments (cost $40,210,983) (a)		$42,797,084

* Percentages indicated are based on net assets of $42,431,309

2015 Fund	Shares	Value

Asset Allocation Funds* 88.1%

Putnam Asset Allocation: Balanced Portfolio (Class Y)	3,239,934	$26,146,264
Putnam Asset Allocation: Conservative Portfolio (Class Y)	2,037,687	14,997,377
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--
Putnam Income Strategies Fund (Class Y)	417,226	3,099,989

Total Asset Allocation Funds (cost $41,901,066)		$44,243,630

Fixed Income Funds* 12.3%
Putnam Money Market Fund (Class A)	6,182,288	$6,182,288

Total Fixed Income Funds (cost $6,182,288)		$6,182,288

Total Investments (cost $48,083,354) (a)		$50,425,918

* Percentages indicated are based on net assets of $50,196,512

2010 Fund	Shares	Value

Asset Allocation Funds* 83.0%

Putnam Asset Allocation: Balanced Portfolio (Class Y)	457,911	$3,695,346
Putnam Asset Allocation: Conservative Portfolio (Class Y)	876,387	6,450,206
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--
Putnam Income Strategies Fund (Class Y)	990,761	7,361,354

Total Asset Allocation Funds (cost $17,023,515)		$17,506,906

Fixed Income Funds* 17.0%
Putnam Money Market Fund (Class A)	3,589,404	$3,589,404

Total Fixed Income Funds (cost $3,589,404)		$3,589,404

Total Investments (cost $20,612,919) (a)		$21,096,310

* Percentages indicated are based on net assets of $21,101,362

Maturity Fund	Shares	Value

Asset Allocation Funds* 92.9%

Putnam Asset Allocation: Balanced Portfolio (Class Y)	78,658	$634,767
Putnam Asset Allocation: Conservative Portfolio (Class Y)	126,133	928,339
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--
Putnam Income Strategies Fund (Class Y)	1,435,150	10,663,166

Total Asset Allocation Funds (cost $11,516,762)		$12,226,272

Fixed Income Funds* 7.4%
Putnam Money Market Fund (Class A)	978,083	$978,083

Total Fixed Income Funds (cost $978,083)		$978,083

Total Investments (cost $12,494,845) (a)		$13,204,355

* Percentages indicated are based on net assets of $13,162,125

NOTES

(a) The aggregate identified cost on a tax basis as of period end were as follows:

				Cost for
			Net	Federal
	Unrealized	Unrealized	Unrealized	Income Tax
	Appreciation	(Depreciation)	Depreciation	Purposes

RetirementReady
2050 Fund	$558,792	$(1,522,040)	$(963,248)	$7,582,645
2045 Fund	1,105,654	(2,779,975)	(1,674,321)	15,027,483
2040 Fund	1,567,257	(3,448,053)	(1,880,796)	21,032,640
2035 Fund	2,296,967	(4,669,168)	(2,372,201)	30,592,598
2030 Fund	2,850,700	(6,120,025)	(3,269,325)	38,950,670
2025 Fund	3,080,345	(7,245,966)	(4,165,621)	46,533,452
2020 Fund	2,586,101	(7,281,914)	(4,695,813)	47,492,897
2015 Fund	-	(2,415,191)	(2,415,191)	52,841,109
2010 Fund	-	(1,597,475)	(1,597,475)	22,693,785
Maturity Fund	-	(206,649)	(206,649)	13,411,004

Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the underlying Putnam Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that each underlying Putnam Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Asset Allocation: Balanced Portfolio	$-	$-	$-	$-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	6,549,289	1,629,294	-	5,310,862

Putnam Asset Allocation: Growth Portfolio	1,554,523	394,622	-	1,252,410

Putnam Income Strategies Fund	-	-	-	-

Putnam Capital Opportunities Fund	477,817	1,313,279	10,892	-

Putnam Equity Income Fund	303,743	935,037	9,411	-

Putnam Fund for Growth and Income	306,328	884,406	10,883	-

Putnam International Equity Fund	487,876	1,054,222	-	-

Putnam International Growth and Income Fund	506,284	1,043,078	16,937	-

Putnam International New Opportunities Fund	472,836	1,108,389	-	-

Putnam Investors Fund	608,699	1,743,340	8,203	-

Putnam Mid Cap Value Fund	177,178	406,397	2,013	-

Putnam Vista Fund	198,389	417,596	-	-

Putnam Voyager Fund	587,355	1,757,824	-	-

Putnam Diversified Income Trust	-	-	-	-

Putnam High Yield Advantage Fund	85,072	256,217	8,891	-

Putnam Income Fund	84,192	267,550	8,011	-

Putnam Money Market Fund	54,810	103,835	1,106	56,125

Totals	$12,454,391	$13,315,086	$76,347	$6,619,397

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Asset Allocation: Balanced Portfolio	$-	$-	$-	$-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	10,826,170	2,051,741	-	9,518,107

Putnam Asset Allocation: Growth Portfolio	4,169,516	805,671	-	3,647,421

Putnam Income Strategies Fund	-	-	-	-

Putnam Capital Opportunities Fund	861,123	2,533,934	19,480	-

Putnam Equity Income Fund	559,832	1,835,312	18,053	-

Putnam Fund for Growth and Income	573,028	1,760,397	21,168	-

Putnam International Equity Fund	852,386	2,047,045	-	-

Putnam International Growth and Income Fund	938,337	2,054,083	31,320	-

Putnam International New Opportunities Fund	871,887	2,173,455	-	-

Putnam Investors Fund	1,119,536	3,416,393	15,118	-

Putnam Mid Cap Value Fund	312,698	760,069	3,543	-

Putnam Vista Fund	352,791	779,708	-	-

Putnam Voyager Fund	1,077,160	3,431,148	-	-

Putnam Diversified Income Trust	205,880	313,374	10,451	-

Putnam High Yield Advantage Fund	160,735	508,420	17,360	-

Putnam Income Fund	197,582	620,591	18,983	-

Putnam Money Market Fund	178,080	313,244	3,526	187,634

Totals	$23,256,741	$25,404,585	$159,002	$13,353,162

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Asset Allocation: Balanced Portfolio	$-	$-	$-	$-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	11,493,775	2,183,644	-	10,097,993

Putnam Asset Allocation: Growth Portfolio	9,821,754	1,880,201	-	8,610,492

Putnam Income Strategies Fund	-	-	-	-

Putnam Capital Opportunities Fund	1,184,548	3,399,913	26,869	-

Putnam Equity Income Fund	786,912	2,544,988	25,253	-

Putnam Fund for Growth and Income	794,436	2,411,710	29,177	-

Putnam International Equity Fund	1,140,507	2,692,169	-	-

Putnam International Growth and Income Fund	1,255,354	2,731,667	41,972	-

Putnam International New Opportunities Fund	1,160,861	2,887,883	-	-

Putnam Investors Fund	1,592,370	4,770,639	21,540	-

Putnam Mid Cap Value Fund	459,141	1,067,755	5,050	-

Putnam Vista Fund	514,128	1,095,639	-	-

Putnam Voyager Fund	1,524,868	4,786,654	-	-

Putnam Diversified Income Trust	471,780	1,064,921	38,885	-

Putnam High Yield Advantage Fund	295,009	856,533	30,165	-

Putnam Income Fund	417,511	1,320,386	40,637	-

Putnam Money Market Fund	360,904	703,493	8,369	443,359

Totals	$33,273,858	$36,398,195	$267,917	$19,151,844

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Asset Allocation: Balanced Portfolio	$-	$-	$-	$-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	9,368,753	1,907,440	-	8,080,550

Putnam Asset Allocation: Growth Portfolio	22,468,179	4,565,876	-	19,381,507

Putnam Income Strategies Fund	-	-	-	-

Putnam Capital Opportunities Fund	1,645,162	4,881,831	38,383	-

Putnam Equity Income Fund	1,117,407	3,738,978	37,783	-

Putnam Fund for Growth and Income	1,134,740	3,530,142	43,322	-

Putnam International Equity Fund	1,731,862	3,871,134	-	-

Putnam International Growth and Income Fund	1,790,058	3,901,653	60,780	-

Putnam International New Opportunities Fund	1,646,948	4,120,914	-	-

Putnam Investors Fund	2,264,398	7,012,896	31,699	-

Putnam Mid Cap Value Fund	598,630	1,509,865	7,162	-

Putnam Vista Fund	679,894	1,549,064	-	-

Putnam Voyager Fund	2,154,697	7,022,231	-	-

Putnam Diversified Income Trust	1,071,534	2,532,470	94,291	-

Putnam High Yield Advantage Fund	658,144	1,940,338	69,174	-

Putnam Income Fund	835,316	2,745,061	85,309	-

Putnam Money Market Fund	612,990	1,332,294	15,061	758,340

Totals	$49,778,712	$56,162,187	$482,964	$28,220,397

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Asset Allocation: Balanced Portfolio	$-	$-	$-	$-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	3,126,335	731,544	-	2,596,941

Putnam Asset Allocation: Growth Portfolio	38,194,288	8,909,483	-	31,732,804

Putnam Income Strategies Fund	-	-	-	-

Putnam Capital Opportunities Fund	1,798,443	5,711,330	46,129	-

Putnam Equity Income Fund	1,272,648	4,648,883	48,016	-

Putnam Fund for Growth and Income	1,333,727	4,486,618	56,352	-

Putnam International Equity Fund	2,113,150	5,042,103	-	-

Putnam International Growth and Income Fund	2,076,197	4,783,833	75,262	-

Putnam International New Opportunities Fund	1,879,570	5,043,348	-	-

Putnam Investors Fund	2,601,447	8,674,887	40,534	-

Putnam Mid Cap Value Fund	617,436	1,788,801	8,421	-

Putnam Vista Fund	663,449	1,779,143	-	-

Putnam Voyager Fund	2,437,267	8,660,159	-	-

Putnam Diversified Income Trust	1,838,504	4,747,802	182,224	-

Putnam High Yield Advantage Fund	968,738	3,293,101	120,302	-

Putnam Income Fund	1,370,611	4,836,687	154,598	-

Putnam Money Market Fund	1,014,628	2,240,123	27,135	1,351,600

Totals	$63,306,438	$75,377,845	$758,973	$35,681,345

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Asset Allocation: Balanced Portfolio	$12,921,944	$3,432,363	$113,935	$10,038,668

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	37,367,913	9,697,217	-	29,932,534

Putnam Income Strategies Fund	-	-	-	-

Putnam Capital Opportunities Fund	1,695,132	6,150,569	53,535	-

Putnam Equity Income Fund	1,162,535	5,141,987	56,413	-

Putnam Fund for Growth and Income	1,221,281	4,875,075	64,532	-

Putnam International Equity Fund	1,391,250	4,443,933	-	-

Putnam International Growth and Income Fund	1,693,415	4,628,951	77,527	-

Putnam International New Opportunities Fund	1,470,893	4,871,432	-	-

Putnam Investors Fund	2,455,541	9,664,580	47,889	-

Putnam Mid Cap Value Fund	763,903	2,000,377	10,270	-

Putnam Vista Fund	875,868	2,055,716	-	-

Putnam Voyager Fund	2,260,873	9,653,843	-	-

Putnam Diversified Income Trust	2,392,618	7,044,992	285,270	-

Putnam High Yield Advantage Fund	1,021,199	4,231,304	159,706	-

Putnam Income Fund	1,884,710	7,798,656	261,186	-

Putnam Money Market Fund	1,480,006	3,767,759	48,920	2,396,629

Totals	$72,059,081	$89,458,754	$1,179,183	$42,367,831

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Asset Allocation: Balanced Portfolio	$40,092,765	$11,681,907	$335,924	$29,992,636

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	12,288,922	3,651,526	-	9,313,334

Putnam Income Strategies Fund	2,409,208	4,340,133	190,189	-

Putnam Capital Opportunities Fund	1,743,626	6,475,708	52,937	-

Putnam Equity Income Fund	1,083,214	5,169,129	53,762	-

Putnam Fund for Growth and Income	1,171,858	4,879,278	61,181	-

Putnam International Equity Fund	891,226	2,972,549	-	-

Putnam International Growth and Income Fund	900,031	3,181,186	48,300	-

Putnam International New Opportunities Fund	735,090	3,313,162	-	-

Putnam Investors Fund	2,329,211	9,739,055	43,630	-

Putnam Mid Cap Value Fund	733,611	2,041,802	9,709	-

Putnam Vista Fund	847,044	2,095,305	-	-

Putnam Voyager Fund	2,129,301	9,686,351	-	-

Putnam Diversified Income Trust	3,708,310	10,456,241	404,394	-

Putnam High Yield Advantage Fund	1,075,942	4,665,409	171,423	-

Putnam Income Fund	2,459,110	11,068,661	358,768	-

Putnam Money Market Fund	2,160,956	6,166,547	75,430	3,491,114

Totals	$76,759,425	$101,583,949	$1,805,647	$42,797,084

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Asset Allocation: Balanced Portfolio	$31,663,245	$6,980,634	$288,796	$26,146,264

Putnam Asset Allocation: Conservative Portfolio	18,499,141	4,181,799	169,666	14,997,377

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Income Strategies Fund	5,652,951	11,220,823	694,523	3,099,989

Putnam Capital Opportunities Fund	1,465,616	5,667,755	46,808	-

Putnam Equity Income Fund	733,595	3,699,130	38,730	-

Putnam Fund for Growth and Income	860,877	3,789,112	47,522	-

Putnam International Equity Fund	965,812	2,396,028	-	-

Putnam International Growth and Income Fund	234,925	1,054,323	12,539	-

Putnam International New Opportunities Fund	183,620	1,080,270	-	-

Putnam Investors Fund	1,602,996	7,000,581	31,717	-

Putnam Mid Cap Value Fund	221,533	963,825	3,560	-

Putnam Vista Fund	219,915	924,577	-	-

Putnam Voyager Fund	1,457,059	6,962,520	-	-

Putnam Diversified Income Trust	5,701,158	15,374,816	604,838	-

Putnam High Yield Advantage Fund	1,014,993	4,582,846	177,060	-

Putnam Income Fund	2,468,242	11,965,907	396,866	-

Putnam Money Market Fund	2,874,907	7,704,405	114,988	6,182,288

Totals	$75,820,585	$95,549,351	$2,627,613	$50,425,918

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Asset Allocation: Balanced Portfolio	$5,032,976	$1,535,992	$41,589	$3,695,346

Putnam Asset Allocation: Conservative Portfolio	8,916,884	2,753,850	75,238	6,450,206

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Income Strategies Fund	7,525,912	7,477,222	596,081	7,361,354

Putnam Capital Opportunities Fund	688,096	2,145,168	15,974	-

Putnam Equity Income Fund	426,339	1,335,377	13,541	-

Putnam Fund for Growth and Income	178,169	782,865	7,502	-

Putnam International Equity Fund	201,936	719,550	-	-

Putnam International Growth and Income Fund	-	-	-	-

Putnam International New Opportunities Fund	-	-	-	-

Putnam Investors Fund	662,440	2,207,131	9,310	-

Putnam Mid Cap Value Fund	-	-	-	-

Putnam Vista Fund	-	-	-	-

Putnam Voyager Fund	620,141	2,197,838	-	-

Putnam Diversified Income Trust	3,544,806	9,308,507	341,290	-

Putnam High Yield Advantage Fund	638,503	2,247,554	79,964	-

Putnam Income Fund	1,219,952	4,897,315	145,454	-

Putnam Money Market Fund	2,544,483	6,179,897	74,665	3,589,404

Totals	$32,200,637	$43,788,266	$1,400,608	$21,096,310

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Asset Allocation: Balanced Portfolio	$851,819	$248,509	$7,335	$634,767

Putnam Asset Allocation: Conservative Portfolio	1,283,009	394,481	11,163	928,339

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Income Strategies Fund	12,594,585	7,571,802	590,521	10,663,166

Putnam Capital Opportunities Fund	227,548	722,640	4,564	-

Putnam Equity Income Fund	989,973	1,989,466	18,753	-

Putnam Fund for Growth and Income	-	-	-	-

Putnam International Equity Fund	-	-	-	-

Putnam International Growth and Income Fund	-	-	-	-

Putnam International New Opportunities Fund	-	-	-	-

Putnam Investors Fund	239,700	775,415	2,846	-

Putnam Mid Cap Value Fund	-	-	-	-

Putnam Vista Fund	-	-	-	-

Putnam Voyager Fund	227,138	772,392	-	-

Putnam Diversified Income Trust	1,697,215	4,302,002	150,884	-

Putnam High Yield Advantage Fund	439,379	1,268,793	44,785	-

Putnam Income Fund	294,101	1,191,860	30,384	-

Putnam Money Market Fund	1,711,881	5,123,477	43,994	978,083

Totals	$20,556,348	$24,360,837	$905,229	$13,204,355

Market values are shown for those securities affiliated at period end.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

		Investments in Securities

Fund	Level 1	Level 2	Level 3

Putnam RetirementReady 2050 Fund	$6,619,397	$-	$-
Putnam RetirementReady 2045 Fund	13,353,162	-	-
Putnam RetirementReady 2040 Fund	19,151,844	-	-
Putnam RetirementReady 2035 Fund	28,220,397	-	-
Putnam RetirementReady 2030 Fund	35,681,345	-	-
Putnam RetirementReady 2025 Fund	42,367,831	-	-
Putnam RetirementReady 2020 Fund	42,797,084	-	-
Putnam RetirementReady 2015 Fund	50,425,918	-	-
Putnam RetirementReady 2010 Fund	21,096,310	-	-
Putnam RetirementReady Maturity Fund	13,204,355	-	-

		Other Financial Investments

Fund	Level 1	Level 2	Level 3

Putnam RetirementReady 2050 Fund	$-	$-	$-
Putnam RetirementReady 2045 Fund	-	-	-
Putnam RetirementReady 2040 Fund	-	-	-
Putnam RetirementReady 2035 Fund	-	-	-
Putnam RetirementReady 2030 Fund	-	-	-
Putnam RetirementReady 2025 Fund	-	-	-
Putnam RetirementReady 2020 Fund	-	-	-
Putnam RetirementReady 2015 Fund	-	-	-
Putnam RetirementReady 2010 Fund	-	-	-
Putnam RetirementReady Maturity Fund	-	-	-

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 26, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 26, 2009